Schedule of investments
Delaware Global Equity Fund
June 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 97.74%Δ
Denmark − 4.23%
Novo Nordisk Class B	137,660	$11,533,038
		11,533,038
France − 15.65%
Air Liquide	59,570	10,429,983
Danone	171,340	12,061,990
Orange	557,510	6,356,164
Publicis Groupe	109,530	7,005,468
Sodexo †	73,420	6,851,446
		42,705,051
Germany − 9.68%
adidas AG	18,010	6,703,447
Fresenius Medical Care AG & Co.	137,210	11,395,281
SAP	59,030	8,318,184
		26,416,912
Japan − 8.57%
Asahi Group Holdings	99,300	4,639,869
Kao	110,900	6,823,003
Lawson	63,700	2,947,189
Secom	25,000	1,900,176
Seven & i Holdings	148,400	7,075,699
		23,385,936
Netherlands − 3.45%
Koninklijke Ahold Delhaize	316,700	9,414,463
		9,414,463
Spain − 2.86%
Amadeus IT Group †	111,100	7,814,628
		7,814,628
Sweden − 7.17%
Essity Class B	200,100	6,635,629
H & M Hennes & Mauritz Class B †	214,175	5,080,278
Securitas Class B	497,470	7,853,168
		19,569,075
Switzerland − 11.44%
Nestle	85,230	10,613,564
Roche Holding	33,100	12,469,068
Swatch Group	23,730	8,140,397
		31,223,029
United Kingdom − 7.76%
Diageo	241,110	11,543,385
Next †	23,300	2,532,059
Smith & Nephew	329,290	7,117,295
		21,192,739
	Number of shares	Value (US $)
Common StockΔ (continued)
United States − 26.93%
3M	30,510	$6,060,201
Conagra Brands	184,730	6,720,477
General Mills	125,930	7,672,915
Henry Schein †	94,280	6,994,633
Ingredion	77,580	7,020,990
Kimberly-Clark	67,620	9,046,204
Lamb Weston Holdings	132,430	10,681,804
Merck & Co.	106,820	8,307,391
Parker-Hannifin	8,890	2,730,208
Pfizer	211,080	8,265,893
		73,500,716
Total Common Stock (cost $233,389,252)		266,755,587

Exchange-Traded Funds – 1.53%
Vanguard S&P 500 ETF	10,580	4,163,442
Total Exchange-Traded Funds (cost $3,950,083)		4,163,442

Short-Term Investments – 0.13%
Money Market Mutual Funds – 0.13%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	89,362	89,362
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	89,362	89,362
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	89,362	89,362

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Schedule of investments
Delaware Global Equity Fund (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	89,362	$89,362
Total Short-Term Investments (cost $357,448)		357,448

Total Value of Securities−99.40% (cost $237,696,783)		271,276,477
Receivables and Other Assets Net of Liabilities — 0.60%		1,634,736
Net Assets Applicable to 36,472,372 Shares Outstanding — 100.00%	$272,911,213
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at June 30, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	DKK	(389,146)	USD	62,233	7/1/21	$180	$—
BNYM	EUR	(74,597)	USD	88,325	7/2/21	—	(133)
BNYM	JPY	(7,334,631)	USD	66,280	7/2/21	258	—
BNYM	SEK	(357,430)	USD	41,717	7/2/21	—	(49)
Total Foreign Currency Exchange Contracts						$438	$(182)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
ETF – Exchange-Traded Fund
GS – Goldman Sachs
S&P – Standard & Poor’s Financial Services LLC
Summary of currencies:
DKK – Danish Krone
EUR – European Monetary Unit
JPY – Japanese Yen
SEK – Swedish Krona
USD – US Dollar

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